NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations	¥ (1,783,786,000)	$ (276,838)	¥ (411,304,000)
Less: net loss from operations attributable to non-controlling interests shareholders | ¥			(7,000)
Net loss from continuing operations, attributable to UXIN LIMITED's ordinary shareholders	(1,783,786,000)	(276,838)	(411,297,000)
Net loss attributable to ordinary shareholders from continuing operations, basic	(1,783,786,000)	$ (276,838)	(411,297,000)
Net loss attributable to ordinary shareholders from continuing operations, diluted | ¥	(2,608,354,000)		¥ (411,297,000)
Add: the change in fair value of warrant liabilities | ¥	(636,067)
Add: the change in fair value of forward contract liabilities | ¥	¥ (188,501,000)
Denominator:
Weighted average number of ordinary shares outstanding - basic | shares	1,177,159,051	1,177,159,051	997,541,095
Weighted average effect of potential dilutive securities outstanding from continuing operations
Warrants | shares	145,734,952,000	145,734,952,000
Forward contract | shares	44,162,106,000	44,162,106,000
Weighted average number of ordinary shares outstanding from continuing operations - diluted | shares	1,367,056,109,000	1,367,056,109,000	997,541,095,000
Net loss per share from continuing operations attributable to ordinary shareholders, basic | (per share)	¥ (1.52)	$ (0.24)	¥ (0.41)
Net loss per share from continuing operations attributable to ordinary shareholders, diluted | (per share)	¥ (1.91)	$ (0.30)	¥ (0.41)